     As filed with the Securities and Exchange Commission on November 12,1996

     File Nos. 33-95688

                                                                       811-09084

     SECURITIES AND EXCHANGE COMMISSION
     Washington, D.C. 20549
     FORM N-1A

     POST-EFFECTIVE AMENDMENT NO. 2
     to
     REGISTRATION STATEMENT
     UNDER
     THE SECURITIES ACT OF 1933
     and
     AMENDMENT N0. 4
     to
     REGISTRATION STATEMENT
     UNDER
     THE INVESTMENT COMPANY ACT OF 1940

     WEISS TREASURY FUND
     (Exact Name of Registrant as Specified in Charter)

     4176 Burns Road, Palm Beach Gardens, Florida 33410
     (Address of Principal Executive Offices)

     Registrant's Telephone Number: (407)627-3300

John N. Breazeale                           With a copy to:
Weiss Money Management, Inc         Joseph R. Fleming, Esq.
4176 Burns Road                     Dechert Price & Rhoads
Palm Beach Gardens, Florida 33410   Ten Post Office Square, South - Suite 1230
                                    Boston, MA 02109


     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Immediately upon filing pursuant to Rule 485, Paragraph (b).

The Registrant has filed a declaration registering an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant intends to file the notice required by Rule 24f-2 following its initial fiscal year.

  The sole purpose of this filing is to file Registrant's financial data schedules which were inadvertently omitted from its Post-Effective Amendment No. 1 filed on October 31, 1996. The Registrant's current prospectus and Statement of Additional Information dated January 17, 1996, as supplemented, are incorporated by reference herein.

        PART C.  OTHER INFORMATION


Item 24 Financial Statements and Exhibits

               (a)    Financial Statements:

                      Financial Statements, dated September 30,1996, Included in Part B:

                      - Schedule of Investments
                      - Statement of Assets and Liabilities
                      - Statement of Operations
                      - Statement of Changes in Net Assets
                      - Financial Highlights
                      - Notes to Financial Statements

               (b)    Exhibits:

        1.     (a)    Declaration of Trust of the Registrant dated August 10,
1995. (1)

        (b) Establishment and Designation of Shares of Beneficial Interest, $.01 Par Value Per Share. (1)

2.      By-Laws of the Registrant dated August 10, 1995. (1)

3.      Not applicable.

4.      Not applicable.

5.      (a)    Form of Investment Advisory Agreement between the Registrant, on behalf of Weiss Treasury Only Money Market Fund, and Weiss Money Management, Inc. (2)

        (b) Form of Investment Advisory Agreement between the Registrant, on behalf of Weiss Intermediate Treasury Fund, and Weiss Money Management, Inc. (2)

        (c) Form of Investment Advisory Agreement between the Registrant, on behalf of Weiss Treasury Bond Fund, and Weiss Money Management, Inc. (2)

6.      Form of Distribution Agreement between the Registrant and Weiss Funds,
Inc. (2)

7.      Not applicable.

8.      (a)    Form of Custodian Agreement between the Registrant and PNC Bank.
(2)

        (b) Form of Transfer Agency and Service Agreement between the Registrant and PFPC, Inc. (2)

        (c) Form of Administration and Accounting Services Agreement between the Registrant and PFPC, Inc. (2)

9.      Not applicable.

10. Opinion and Consent of Dechert Price & Rhoads, counsel to the Registrant to be filed with Registrant's Notice Pursuant to Rule 24f-2

11.     Not applicable.

12.     Copy of Investment Representation Letter from Initial Shareholder.(2)

13.     Form of Weiss Individual Retirement Plan.(2)

14.     Not applicable.

15.     Not applicable.

 Exhibits filed herewith:

16.     Financial Data Schedule

---------------------------------

(1) Incorporated by reference to Registrant's initial Registration Statement on Form N-1A.

(2) Incorporated by reference to Pre-Effective Amendment No.1 to Registrant's Registration Statement on Form N-1A.

Exhibits filed herewith: None

Item 25 Persons Controlled By or Under Common Control With Registrant

               Not applicable.

Item 26 Number of Holders of Securities

        Fund                                                    Record Holders

                Weiss Treasury Only Money Market Fund
                (9/30/96) Shares of beneficial interest:          5,417,808

                Weiss Intermediate Treasury Fund
                (9/30/96) Shares of beneficial interest:            151,040

                Weiss Treasury Bond Fund
                (9/30/96) Shares of beneficial interest:                  1

Item 27 Indemnification





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               A policy of insurance covering Weiss Money Management, Inc. and the Registrant will insure the Registrant's trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

               In addition, Article IV, Sections 4.1 through 4.3 of Registrant's Declaration of Trust provide as follows:

                        Section 4.1. No Personal Liability of Shareholders, Trustees, Etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement required by the preceding sentence shall be made only out of the assets of the one or more Series of which the Shareholder who is entitled to indemnification or reimbursement was a Shareholder at the time the act or event that gave rise to the claim against or liability of said Shareholder occurred. The rights accruing to a Shareholder under this Section 4.1 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

                        Section 4.2. Non-Liability of Trustees, Etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                        Section 4.3.  Mandatory Indemnification.

                        (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                                (i)     every person who is, or has been, a
Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                                (ii)    the words "claim," "action," "suit," or
"proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.
                        (b) No indemnification shall be provided hereunder to a Trustee or officer:

                                (i)     against any liability to the Trust, a
Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                                (ii)    with respect to any matter as to which
he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

                                (iii)   in the event of a settlement or other
disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                                        (A)     by the court or other body
approving the settlement or other disposition; or

                                        (B)     based upon a review of readily
available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees (as defined below) acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter), or (y) written opinion of independent legal counsel.

                        (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

                        (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to a final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

                                (i)     such undertaking is secured by a surety
bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

                                (ii)    a majority of the Disinterested Trustees
acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

                        As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an Interested Person of the Trust, as defined under 2(a)(19) of the 1940 Act (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Item 28 Business and Other Connections of Investment Adviser

               Reference is made to the Form ADV dated April 10, 1995 of Weiss Money Management Inc., investment adviser to Weiss Treasury Only Money Market Fund, Weiss Intermediate Treasury Fund and Weiss Treasury Bond Fund. The information required by this Item 28 is incorporated by reference to such Form ADV.

Item 29 Principal Underwriters

     (a)       Not applicable.

(b)     Name,
        BusinessPositions and Offices   Positions and Offices
        Address         with Underwriter        with Registrant

        John N. Breazeale       President       Trustee

        Martin D. Weiss         Director        Trustee

        Sharon A. Parker        Vice President  Secretary


        Weiss Funds, Inc. is a newly formed corporation.

(c)     Name of principal underwriter:                  Weiss Funds, Inc.
        Net underwriting discounts and commissions:     $ None
        Compensation on redemption and repurchase:      $ None
        Brokerage commissions:                          $ None
        Other Compensation:                             $ None

Item 30 Location of Accounts and Records

               Weiss Money Management Inc., 4176 Burns Road, Palm Beach Gardens, Florida 33410; PFPC, Inc., Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809; PNC Bank, 200 Stevens Drive, Lester, Pennsylvania 19113.

Item 31 Management Services

               Not applicable.

Item 32 Undertakings

     (a)       Not applicable.

(b) Registrant undertakes to furnish to each person to whom a prospectus is delivered, upon request and without charge, a copy of the Registrant's latest annual report to shareholders.

                                  SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment No. 4 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, in the Commonwealth of Massachusetts, on the 12th day of November, 1996.

                                            WEISS TREASURY FUND


                                            By:                      *
                                               -----------------------
                                                  John N. Breazeale
                                                  President


*By: /s/ JOSEPH R. FLEMING
     ---------------------
       Joseph R. Fleming
       Attorney-in-fact


       Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


    Signatures               Title             Date
    ----------               -----             ----

                  *          Trustee        November 12, 1996
-------------------
John N. Breazeale


                  *          Trustee        November 12, 1996
------------------
Esther S. Gordon


                  *          Trustee        November 12, 1996
-------------------
Robert L. Lehrer


                  *          Trustee        November 12, 1996
-------------------
Martin D. Weiss


                  *          Trustee        November 12, 1996
-------------------
Donald Wilk


*By: /s/ JOSEPH R. FLEMING
     ---------------------
       Joseph R. Fleming
       Attorney-in-fact

* Executed pursuant to powers of attorney filed with Registrant's Pre-Effective Amendment No. 1 to its Registration.